Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill
Goodwill, balance at the beginning of period		¥ 4,157,111	¥ 4,091,219
Goodwill, balance at the end of period	$ 651,913	4,241,541	4,157,111
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO")
Goodwill
Increase in goodwill related to acquisition			¥ 65,892
COE Business
Goodwill
Increase in goodwill related to acquisition		84,430
Goodwill, balance at the end of period		¥ 84,430